Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	DOCGO INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39618
Entity Tax Identification Number	85-2515483
Entity Address, Address Line One	685 Third Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	844
Local Phone Number	443-6246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DCGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001822359
Amendment Flag	false